Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
(21)	Stock-Based Compensation

On August 26, 2015, stockholders approved the Company’s 2015 Equity Incentive Plan (the “Plan”), which provides for the grant of stock-based awards to officers, employees and directors of the Company. Generally the grants vest over a five year period. On September 28, 2016, stockholders approved an amendment to the Plan. The amendment increased the total number of shares available for issuance from 592,480 shares to 742,480 shares and the corresponding increase in the maximum number of shares issuable pursuant to the exercise of stock options. Awards granted as replacements for awards granted by a company Sunshine subsequently acquired do not reduce the total available for issuance. In connection with the overall increase, stockholders approved to simplify and consolidate the various limitations on issuances of types of award. The fair value of options is measured on the grant date using the Black-Scholes option-pricing model. The Company’s assumptions included the one year Treasury-bill rate to establish a risk free interest rate of 0.32%, expected volatility of 16.7%, and an expected life of seven years.

The following table summarizes the outstanding stock options and restricted stock:

	2016		2015
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
Outstanding at January 1,	353,747	$13.96	—	$—
Granted	240,380	14.37	372,760	13.96
Replacement awards granted in acquisition	237,418	9.20	—	—
Forfeited	(20,400)	13.96	(19,013)	13.96
Exercised or Expired	(10,955)	13.96	—	13.96

Outstanding at December 31,	800,190	13.04	353,747	13.96

Exercisable at December 31,	387,594	11.82	74,552	13.96

Unvested awards	412,596	14.19	279,195	13.96

	Restricted Stock Awards	Weighted Average Exercise Price	Restricted Stock Awards	Weighted Average Exercise Price
Outstanding at January 1,	152,321	$13.96	—	$—
Granted	7,000	14.37	162,248	13.96
Shares withheld for income tax purposes	(6,457)	13.97	(6,403)	13.96
Forfeited	(10,600)	13.96	(3,524)	13.96

Unvested awards	82,874	13.97	126,264	13.96
Vested	38,399	13.97	32,460	13.96

	2016	2015
Compensation Expense (in 000’s)
Stock Options	$290	$227
Restricted Shares	557	453
Fair Value of Shares withheld for income tax purposes	(89)	(89)

Stock-based compensation expense	$758	$591

Unearned Compensation (in 000’s)
Stock Options Issued	$1,210	$907
Restricted Shares Issued	1,158	1,812

Total unearned compensation	$2,368	$2,719